Fair Value Option - Changes in FV of Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	$ 2,395	$ 1,385	$ (1,756)
Loans reported as trading account assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(87)	83	232
Trading inventory – other
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	1,091	1,355	659
Loans and leases
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	45	174	559
Loans Held-for-Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	825	1,048	3,313
Securities financing agreements
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(110)	(80)	(90)
Other assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option		(77)	12
Long-term deposits
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(3)	114	29
Asset-backed securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option		(91)	(180)
Unfunded loan commitments
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(64)	180	704
Short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	52	(70)	1
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	646	(1,251)	(6,995)
Trading Account Profits (Losses)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	1,128	695	(994)
Trading Account Profits (Losses) | Loans reported as trading account assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(87)	83	232
Trading Account Profits (Losses) | Trading inventory – other
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	1,091	1,355	659
Trading Account Profits (Losses) | Loans and leases
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(24)	(28)	17
Trading Account Profits (Losses) | Loans Held-for-Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(56)	7	75
Trading Account Profits (Losses) | Securities financing agreements
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(110)	(80)	(90)
Trading Account Profits (Losses) | Other assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option		0	0
Trading Account Profits (Losses) | Long-term deposits
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	23	30	0
Trading Account Profits (Losses) | Asset-backed securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option		0	0
Trading Account Profits (Losses) | Unfunded loan commitments
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Trading Account Profits (Losses) | Short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	52	(70)	1
Trading Account Profits (Losses) | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	239	(602)	(1,888)
Mortgage Banking Income (Loss)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	798	837	2,868
Mortgage Banking Income (Loss) | Loans reported as trading account assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Trading inventory – other
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Loans and leases
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	(38)	0
Mortgage Banking Income (Loss) | Loans Held-for-Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	798	966	3,048
Mortgage Banking Income (Loss) | Securities financing agreements
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Other assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option		0	0
Mortgage Banking Income (Loss) | Long-term deposits
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Asset-backed securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option		(91)	(180)
Mortgage Banking Income (Loss) | Unfunded loan commitments
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Mortgage Banking Income (Loss) | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Other Income (Loss)
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	469	(147)	(3,630)
Other Income (Loss) | Loans reported as trading account assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Other Income (Loss) | Trading inventory – other
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Other Income (Loss) | Loans and leases
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	69	240	542
Other Income (Loss) | Loans Held-for-Sale
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	83	75	190
Other Income (Loss) | Securities financing agreements
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Other Income (Loss) | Other assets
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option		(77)	12
Other Income (Loss) | Long-term deposits
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(26)	84	29
Other Income (Loss) | Asset-backed securities
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option		0	0
Other Income (Loss) | Unfunded loan commitments
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	(64)	180	704
Other Income (Loss) | Short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	0	0	0
Other Income (Loss) | Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Gains (Losses) Relating to Assets and Liabilities Accounted for Under the Fair Value Option	$ 407	$ (649)	$ (5,107)